Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 27, 2022 Multiple
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K (the “PVP Rules”), we are providing the following: (1) tabular compensation and performance disclosure for our NEOs for each of fiscal years 2022, 2023 and 2024 (the “Covered Years”); (2) a list of financial performance measures that the Company considers to be its most important to align compensation actually paid to the NEOs in 2024 to Company performance; and (3) additional disclosure relative to the relationship between the “compensation actually paid” (“CAP”) set forth in the Pay versus Performance Table and each of the performance metrics set forth in the Pay versus Performance Table and between the Company’s and the Peer Group Total Shareholder Return (“TSR”), in each case over 2022, 2023 and 2024.
Although the PVP Rules require us to disclose “compensation actually paid,” these amounts do not necessarily reflect compensation that our NEOs actually earned in the Covered Years. Instead, “compensation actually paid” reflects a calculation computed in accordance with the PVP Rules, including adjusted values to unvested and vested equity awards during the Covered Years based on either year-end or vesting date stock prices and various accounting valuation assumptions. “Compensation actually paid” generally fluctuates due to stock price performance.

Pay Versus Performance
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Loss	Company- Selected Measure: Adjusted EBITDA(7)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2024	$4,412,802	$10,964,671	$2,087,998	$7,874,951	$643	$92	-$4,555,000	$45,484,000
2023	$1,914,800	$3,532,043	$2,641,659	$3,498,046	$241	$93	-$28,171,000	$20,559,000
2022	$3,932,605	$503,566	$7,283,268	$4,937,726	$155	$85	-$91,629,000	-$40,096,000
(1)
Chris Hulls served as the Company’s Principal Executive Officer (our “PEO”) for the entirety of fiscal years 2022, 2023 and 2024. The Company’s other NEOs for the indicated fiscal years were as follows:

•	2024: Russell Burke, Lauren Antonoff and Susan Stick
•	2023: Russell Burke, Lauren Antonoff, Susan Stick and David Rice
•	2022: Charles Prober and Kirsten Daru
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the non-PEO NEOs in the indicated year for such years. Refer to “Executive Compensation—Summary Compensation Table.”

(3)
Amounts reported in these columns represent the amount of CAP to our PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below:

PEO
		2022	2023	2024
	Summary Compensation Table - Total Compensation	$3,932,605	$1,914,800	$4,412,802
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$2,876,205	$0	$2,999,952
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$1,583,255	$0	$4,714,993
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	-$1,399,960	$1,014,097	$2,518,540
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$450,974	$0	$329,862
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$1,187,102	$603,146	$1,988,426
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
=	Compensation Actually Paid	$503,566	$3,532,043	$10,964,671

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(4)
Amounts reported in this column represent the amount of CAP to our non-PEO NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Non-PEO NEO Average
		2022	2023	2024
	Summary Compensation Table—Total Compensation	$7,283,268	$2,641,659	$2,087,998
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$6,783,285	$2,127,131	$1,298,273
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$4,428,067	$2,217,169	$2,028,395
+	Change in Fair Value Of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$0	$257,647	$2,771,326
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$9,676	$186,029	$378,137
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$322,673	$1,907,368
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
=	Compensation Actually Paid	$4,937,726	$3,498,046	$7,874,951

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(5)
Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our Common Stock on June 27, 2022, the effective date of our Registration Statement on Form 10 filed with the SEC, using the closing stock price of a share of the Company’s Common Stock (traded as three CDIs on the ASX), calculated by multiplying the closing CDI price on that date, by 3 (to account for the 1:3 ratio of Common Stock to CDIs) and using an exchange rate of 0.6942 to convert Australian dollars to U.S. dollars on that date. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)
The TSR Peer Group is the Company’s 2024 compensation peer group, which consisted of the following companies: Alarm.com Holdings; American Software; Clear Secure; Couchbase; CS Disco; eGain; Eventbrite; Everbridge; Globalstar; LiveVox Holdings; Matterport; Mitek Systems; MiX Systems; Nextdoor Holdings; ON24; Ooma; OptimizeRx; PagerDuty; Soundthinking; TrueCar; and Veritone. Compared to the Company’s 2023 compensation peer group, the TSR Peer Group for 2024 removed Nitro Software, Ping Identify Holding, Shotspotter, Sumo Logic, and System 1 because they were acquired, and added Alarm.com Holdings, Clear Secure, Everbridge, Matterport and Soundthinking based on their alignment with the peer selection criteria described in the section titled “Compensation Discussion and Analysis” of this Proxy Statement. The cumulative TSR for the Company’s 2023 compensation peer group was $85 for 2022, $93 for 2023 and $92 for 2024. The calculations assume that $100 was invested in this peer group index on June 27, 2022 (aligned with the period used in footnote #5 above).

(7)
Adjusted EBITDA is a non-GAAP financial metric that the Company defines as net loss, excluding (i) convertible notes, derivative liability, and investment fair value adjustments, (ii) gain and loss on settlement of convertible notes and derivative liability, (iii) provision for (benefit from) income taxes, (iv) depreciation and amortization, (v) other income, net, (vi) stock-based compensation, (vii) IPO-related transaction costs, including secondary offering costs (viii) workplace restructuring costs, (ix) the write-off of obsolete inventory, (x) the adjustment in connection with membership benefit, and (xi) warehouse relocation costs.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Chris Hulls served as the Company’s Principal Executive Officer (our “PEO”) for the entirety of fiscal years 2022, 2023 and 2024. The Company’s other NEOs for the indicated fiscal years were as follows:

•	2024: Russell Burke, Lauren Antonoff and Susan Stick
•	2023: Russell Burke, Lauren Antonoff, Susan Stick and David Rice
•	2022: Charles Prober and Kirsten Daru

Peer Group Issuers, Footnote
(6)
The TSR Peer Group is the Company’s 2024 compensation peer group, which consisted of the following companies: Alarm.com Holdings; American Software; Clear Secure; Couchbase; CS Disco; eGain; Eventbrite; Everbridge; Globalstar; LiveVox Holdings; Matterport; Mitek Systems; MiX Systems; Nextdoor Holdings; ON24; Ooma; OptimizeRx; PagerDuty; Soundthinking; TrueCar; and Veritone. Compared to the Company’s 2023 compensation peer group, the TSR Peer Group for 2024 removed Nitro Software, Ping Identify Holding, Shotspotter, Sumo Logic, and System 1 because they were acquired, and added Alarm.com Holdings, Clear Secure, Everbridge, Matterport and Soundthinking based on their alignment with the peer selection criteria described in the section titled “Compensation Discussion and Analysis” of this Proxy Statement. The cumulative TSR for the Company’s 2023 compensation peer group was $85 for 2022, $93 for 2023 and $92 for 2024. The calculations assume that $100 was invested in this peer group index on June 27, 2022 (aligned with the period used in footnote #5 above).

Changed Peer Group, Footnote
(6)
The TSR Peer Group is the Company’s 2024 compensation peer group, which consisted of the following companies: Alarm.com Holdings; American Software; Clear Secure; Couchbase; CS Disco; eGain; Eventbrite; Everbridge; Globalstar; LiveVox Holdings; Matterport; Mitek Systems; MiX Systems; Nextdoor Holdings; ON24; Ooma; OptimizeRx; PagerDuty; Soundthinking; TrueCar; and Veritone. Compared to the Company’s 2023 compensation peer group, the TSR Peer Group for 2024 removed Nitro Software, Ping Identify Holding, Shotspotter, Sumo Logic, and System 1 because they were acquired, and added Alarm.com Holdings, Clear Secure, Everbridge, Matterport and Soundthinking based on their alignment with the peer selection criteria described in the section titled “Compensation Discussion and Analysis” of this Proxy Statement. The cumulative TSR for the Company’s 2023 compensation peer group was $85 for 2022, $93 for 2023 and $92 for 2024. The calculations assume that $100 was invested in this peer group index on June 27, 2022 (aligned with the period used in footnote #5 above).

PEO Total Compensation Amount	$ 4,412,802	$ 1,914,800	$ 3,932,605
PEO Actually Paid Compensation Amount	$ 10,964,671	3,532,043	503,566
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent the amount of CAP to our PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below:

PEO
		2022	2023	2024
	Summary Compensation Table - Total Compensation	$3,932,605	$1,914,800	$4,412,802
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$2,876,205	$0	$2,999,952
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$1,583,255	$0	$4,714,993
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	-$1,399,960	$1,014,097	$2,518,540
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$450,974	$0	$329,862
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$1,187,102	$603,146	$1,988,426
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
=	Compensation Actually Paid	$503,566	$3,532,043	$10,964,671

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,087,998	2,641,659	7,283,268
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,874,951	3,498,046	4,937,726
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column represent the amount of CAP to our non-PEO NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Non-PEO NEO Average
		2022	2023	2024
	Summary Compensation Table—Total Compensation	$7,283,268	$2,641,659	$2,087,998
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$6,783,285	$2,127,131	$1,298,273
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$4,428,067	$2,217,169	$2,028,395
+	Change in Fair Value Of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$0	$257,647	$2,771,326
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$9,676	$186,029	$378,137
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$322,673	$1,907,368
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
=	Compensation Actually Paid	$4,937,726	$3,498,046	$7,874,951

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The following is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2024. These metrics are used in the bonus plan.
•	Adjusted EBITDA
•	Revenue
•	Millions of Monthly Active Users
•	Paying Circles

Total Shareholder Return Amount	$ 643	241	155
Peer Group Total Shareholder Return Amount	$ 92	$ 93	$ 85
Company Selected Measure Amount	45,484,000	20,559,000	(40,096,000)
PEO Name	Chris Hulls	Chris Hulls	Chris Hulls
Net Income (Loss) Available to Common Stockholders, Basic	$ (4,555,000)	$ (28,171,000)	$ (91,629,000)
Multiple of Closing CDI Price to Common Stock Price | Multiple				3
Foreign Currency Exchange Rate, Translation				0.6942
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)
Adjusted EBITDA is a non-GAAP financial metric that the Company defines as net loss, excluding (i) convertible notes, derivative liability, and investment fair value adjustments, (ii) gain and loss on settlement of convertible notes and derivative liability, (iii) provision for (benefit from) income taxes, (iv) depreciation and amortization, (v) other income, net, (vi) stock-based compensation, (vii) IPO-related transaction costs, including secondary offering costs (viii) workplace restructuring costs, (ix) the write-off of obsolete inventory, (x) the adjustment in connection with membership benefit, and (xi) warehouse relocation costs.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Millions of Monthly Active Users
Measure:: 4
Pay vs Performance Disclosure
Name	Paying Circles
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,999,952)	0	(2,876,205)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,714,993	0	1,583,255
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,518,540	1,014,097	(1,399,960)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	329,862	0	450,974
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,988,426	603,146	(1,187,102)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,298,273)	(2,127,131)	(6,783,285)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,028,395	2,217,169	4,428,067
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,771,326	257,647	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	378,137	186,029	9,676
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,907,368	322,673	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0